Intangible Assets and Out-of-market Contracts - Schedule of Amortization Expense of Finite-Lived Intangible Assets and Liabilities, Net and Out-of-market Contracts, Net (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Amortization expense on channel partner relationships and trademark intangible assets, net	$ (2,152)	$ (2,997)	$ (4,564)	$ (6,818)
Contract amortization on PPA and REC contracts, intangible assets and out-of-market contracts, net	2,715	3,067	5,174	146	$ 7,419	$ 14,301	$ 8,060
Total amortization expense related to intangible assets and liabilities, net	5,657	5,608	11,563	14,961	29,991	36,577	40,792
Channel Partner Relationships and Trademarks
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Amortization expense on channel partner relationships and trademark intangible assets, net	790	(456)	1,825	1,927	3,893	8,131	9,221
Total amortization expense related to intangible assets and liabilities, net	3,505	2,611	6,999	2,073	11,312	22,432	17,281
Power Purchase Agreements ("PPA"), Renewable Energy Credit ("REC") Contract and Out-of-market Contracts, Intangible Liabilities
Schedule Of Finite-Lived Out-of-Market Contracts, Intangible Liabilities [Line Items]
Contract amortization on PPA and REC contracts, intangible assets and out-of-market contracts, net	$ 2,715	$ 3,067	$ 5,174	$ 146	$ 7,419	$ 14,301	$ 8,060